Other Operating Expenses (Tables)	9 Months Ended
Mar. 31, 2023
Other operating expenses [Abstract]
Schedule of other operating expenses
	As of March 31, 2023	As of March 31, 2022
Transaction Expenses (i)	(3,535,046)	-
Miscellaneous Expenses	(49,252)	(41,020)
Other operating expense	$(3,584,298)	$(41,020)
(i)	The transaction expenses were adjusted by the capitalization of the cost specifically attributable to the issue of new shares (using a criteria based on the percentage of shares issued) recognized in share premium.